Related Party Transactions (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 09, 2026	Feb. 09, 2026	Dec. 31, 2025	Jun. 28, 2025	Jun. 28, 2026	Jun. 28, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Jan. 30, 2026
Related Party Transaction [Line Items]
Aggregate value of shares								$ 1,813,238
Shares subject to forfeiture				750,000							750,000
Sale of units in public offering									2,250,000		2,250,000
Aggregate amount				$ 375,000		$ 375,000						$ 10,000
Promissory notes related party			$ 217,513							$ 217,513	$ 217,513
Repayment of notes payable	$ 242,513	$ 242,513								242,513
Payment for fees							$ 30,000		$ 50,000
Working capital loans			1,000,000				1,000,000		$ 1,000,000	1,000,000	1,000,000
Conversion Price per Unit, Post Business Combination									$ 10
Due From Sponsor			$ 0				$ 192,493		$ 192,493	0	0
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Sale of units in public offering			10
Convertible Debt			$ 0							$ 0	$ 0
Subsequent Event [Member]
Related Party Transaction [Line Items]
Aggregate amount												$ 10,000
Private Placement [Member]
Related Party Transaction [Line Items]
Sale of units in public offering		279,465
Restricted Class A ordinary shares, which shares shall be subject		768,529
Gross proceeds		$ 2,794,650
Private Placement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Sale of units in public offering		279,465
Restricted Class A ordinary shares, which shares shall be subject		768,529
Gross proceeds		$ 2,794,650
Founder [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture									750,000	750,000
Sponsor [Member]
Related Party Transaction [Line Items]
Aggregate value of shares				$ 5,750,000	$ 5,750,000	$ 5,750,000
Share Price				$ 0.0001		$ 0.0001
Founder Shares [Member]
Related Party Transaction [Line Items]
Aggregated price				$ 25,000	$ 25,000	$ 25,000
Founder Shares [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Sale of units in public offering				500,000		500,000